UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23896

Manulife Private Credit Plus Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2023

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2023, originally filed with the Securities and Exchange Commission on March 8, 2024 (Accession Number 0001683863-24-001274). The sole purpose of this filing is to correct a typographical error on the date on the certification included in Exhibit (a)(2).

Items 1 through 12, Item 13(a)(1); 13(b); 13(c)(1); and 13(c)(2) to this Form N-CSR/A are incorporated by reference to the Form N-CSR filed on EDGAR on March 8, 2024 (Accession Number 0001683863-24- 001274).

ITEM 13. EXHIBITS.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.